Supplemental Cash Flow Information and Non-Cash Activities	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Non-Cash Activities

17. Supplemental Cash Flow Information and Non-Cash Activities

	2014		2015		2016
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	~~W~~	1,344	~~W~~	1,279	~~W~~	3,187
Interest paid		11		4		—
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	~~W~~	1,242	~~W~~	940	~~W~~	65
Reclassification of long-term deferred revenue to accounts payable		—		—		4,699
Reclassification of prepayment to intangible assets		31		6		9